Schedule of Redemption Option for Investors (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 4,773	$ 5,725	$ 5,014
Redemption Options Maturity Year 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	2,486
Redemption Options Maturity Year 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	510
Redemption Options Maturity Year 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	309
Redemption Options Maturity Year 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	1,262
Redemption Options Maturity Year 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 206